Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted loss per share attributable to common shareholders	$ (0.17)	$ (0.15)	$ (0.24)